CASH AND CASH EQUIVALENTS	12 Months Ended
Dec. 31, 2017
Disclosure Text Block [Abstract]
CASH AND CASH EQUIVALENTS	20. CASH AND CASH EQUIVALENTS Brookfield Renewable’s cash and cash equivalents as at December 31 are as follows:
Cash(1)	$790	$210
Short-term deposits	9	13
	$799	$223